6. STOCKHOLDERS' DEFICIT (Details 4)	12 Months Ended
Dec. 31, 2015 USD ($)
Stockholders Deficit Tables
Debt converted - related party	$ (30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$ 5,187,800